Basis of Presentation - Notes Offering (Details) (USD $)	6 Months Ended		12 Months Ended								6 Months Ended				0 Months Ended						0 Months Ended					0 Months Ended						0 Months Ended				0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Required Covenant Ratio [Member]	Dec. 31, 2011 Required Covenant Ratio [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Forecast [Member]	Jun. 30, 2012 Senior Secured Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member]	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Secured Debt [Member] First Lien and New First and Half Lien Notes [Member]	Feb. 02, 2012 Secured Debt [Member] Non-extended Term Loans [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member]	Feb. 02, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Feb. 02, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Feb. 27, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Feb. 02, 2012 Secured Debt [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Maximum [Member] Required Covenant Ratio [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] First Lien Notes [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] First Lien and New First and Half Lien Notes [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] Non-extended Term Loans [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] Extended Revolving Credit Facility [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt			$ 7,150,000,000									$ 593,000,000	$ 700,000,000	$ 325,000,000			$ 0	$ 629,000,000	[1]	$ 3,059,000,000		$ 0	$ 78,000,000	[2],[3]	$ 0		$ 109,000,000	$ 55,000,000	$ 97,000,000	[2],[3]	$ 0			$ 593,000,000	$ 325,000,000
Proceeds from term loan extension	0	98,000,000	98,000,000	0	0										918,000,000																					918,000,000
Repayments of Long-term Debt																629,000,000																					629,000,000
Repayments of Senior Debt	$ 640,000,000	$ 703,000,000	$ 706,000,000	$ 32,000,000	$ 32,000,000																$ 133,000,000					$ 156,000,000						$ 289,000,000						$ 133,000,000	$ 156,000,000	$ 289,000,000
Debt instrument, covenant description											senior secured leverage ratio of total senior secured net debt to trailing 12-month Adjusted EBITDA
Ratio of indebtedness to net capital						4.75	4.75	4.08	4.44	3.87																							4.75

[1]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[2]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[3]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.